Equity - Summary of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments: Unrealized gains in prior years:
Fair value adjustments of investment property resulting to gain	₱ 97	₱ 34
Unrealized foreign exchange gains - net (except those attributable to cash and cash equivalents)	(4,685)	(3,890)	₱ 1,488
Parent Company's unappropriated retained earnings available for dividends	25,009	37,249
Add: Net Income Actually Earned/Realized During the Year [Abstract]
Parent Company’s net income for the year	10,426	26,308	24,225
Less: Cash dividends declared during the year
Preferred stock	59	59	59
Cash dividends	(25,396)	(17,860)	(16,785)
Retained Earnings [Member]
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Parent Company's unappropriated retained earnings available for dividends		37,249
Adjustments: Unrealized gains in prior years:
Fair value adjustments of investment property resulting to gain	(95)	(1,172)
Unrealized foreign exchange gains - net (except those attributable to cash and cash equivalents)		(2,362)
Fair value adjustments (mark-to-market gains)	(1,473)	(4,211)
Parent Company's unappropriated retained earnings available for dividends	16,163	29,504
Add: Net Income Actually Earned/Realized During the Year [Abstract]
Parent Company’s net income for the year	13,565
Non-Actual Unrealized Income - Net of Tax	11,997
Less: Cash dividends declared during the year
Preferred stock	(59)
Common stock	(25,279)
Cash dividends	₱ (25,338)	₱ (17,776)	₱ (16,695)